Founder Preferred Shares Dividend Reserve (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 2,591.9	€ 2,606.2	€ 2,299.0
Equity, ending balance	€ 2,662.5	2,591.9	2,606.2
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity, beginning balance		€ 0.0	166.0
Equity, ending balance			€ 0.0